Principal Accounting Policies - Taxation (Details)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2023
Principal Accounting Policies
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%	25.00%